Capital - Summary of Dividend Declared and Paid (Detail) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure Of Dividends Declared And Paid [Abstract]
Dividends declared per common share	$ 0.49	$ 0.445	$ 0.98	$ 0.89
Dividends declared	$ 230	$ 217	$ 462	$ 433
Dividends reinvested		(7)	(8)	(14)
Dividends paid	$ 230	$ 210	$ 454	$ 419